Nature of Operations	12 Months Ended
Dec. 31, 2012
Nature of Operations and Supplemental Information [Abstract]
Nature of Operations

Note 1: Nature of Operations

CNH Global N.V. (“CNH” or the “Company”) is incorporated in, and under the laws of, The Netherlands. CNH’s Equipment Operations manufacture, market and distribute a full line of agricultural and construction equipment and parts on a worldwide basis (see “Note 20: Segment and Geographical Information”). CNH’s Financial Services operation offers an array of financial products and services, including retail financing for the purchase or lease of new and used CNH and other manufacturers’ products and other retail financing programs and wholesale financing to dealers.

As of December 31, 2012, Fiat Industrial S.p.A. and its subsidiaries (“Fiat Industrial” or the “Fiat Industrial Group”) owned approximately 87% of CNH’s outstanding common shares (through their ownership of all of CNH’s common shares B), through Fiat Netherlands Holding N.V. (“Fiat Netherlands”).

On January 1, 2011, Fiat S.p.A. (“Fiat” and, together with its subsidiaries, the “Fiat Group”) effected a “demerger” under Article 2506 of the Italian Civil Code. Pursuant to the demerger, Fiat transferred its ownership interest in Fiat Netherlands to a new holding company, Fiat Industrial, including Fiat’s indirect ownership of CNH Global, as well as Fiat’s truck and commercial vehicles business (“Iveco”) and its industrial and marine powertrain business (“FPT Industrial”). Consequently, as of January 1, 2011, CNH Global became a subsidiary of Fiat Industrial. In connection with the demerger transaction, shareholders of Fiat received shares of capital stock of Fiat Industrial. Accordingly, effective as of January 1, 2011, Fiat Industrial owned approximately 89% of CNH’s outstanding common shares through its direct, wholly-owned subsidiary Fiat Netherlands.

On November 25, 2012, Fiat Industrial and CNH entered into a definitive merger agreement to combine the businesses of Fiat Industrial and CNH. The terms of the merger agreement provide that Fiat Industrial and CNH will each merge into a newly-formed company organized under the laws of the Netherlands (“NewCo”). In connection with the merger, Fiat Industrial shareholders will receive one NewCo share for each Fiat Industrial ordinary share and CNH shareholders will receive 3.828 NewCo shares for each CNH common share.

At the extraordinary meeting of shareholders held on December 17, 2012, the Company’s shareholders approved the following:

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An amendment of the Company’s Articles of Association creating a separate class of shares (the “common shares B”) and conversion of all of the common shares held by Fiat Netherlands, representing approximately 87% of the Company’s entire issued and outstanding share capital, into common shares B.

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A special dividend to shareholders in the amount of $10 per common share. As a result of the amendment to the Articles of Association, all of the common shares held by Fiat Netherlands were converted into common shares B. Accordingly, the cash payment of $10 per common share was only made to the Company’s shareholders other than Fiat Netherlands shareholders, as the holders of the Company’s regular common shares. The Company paid the dividend of approximately $305 million in December 2012. In addition, the Company’s shareholders approved an appropriation of retained earnings for $2.1 billion which represents $10 per common share B. Please see “Note 16: Shareholder’s Equity” for more information.

The merger agreement contains customary representations and warranties and the merger is subject to customary closing conditions, including a condition capping the exercise of withdrawal rights by Fiat Industrial shareholders and opposition rights by Fiat Industrial creditors, at €325 million in the aggregate. The merger is also subject to approval by the shareholders of each of Fiat Industrial and CNH. Fiat Industrial, as 87% shareholder of CNH, has agreed to vote all of its CNH shares in favor of the merger at the applicable CNH shareholders’ meeting. The merger is expected to close during the third quarter of 2013.